UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  28-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Financial Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

     Christopher Reed     New York, New York/USA     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $69,474 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTONATION INC                 COM              05329W102     1122    99832 SH       SOLE                    99832
BLACK & DECKER CORP            COM              091797100     2215    36462 SH       SOLE                    36462
COACH INC                      COM              189754104     2933   117117 SH       SOLE                   117117
LAS VEGAS SANDS CORP           COM              517834107     5540   153422 SH       SOLE                   153422
NETEASE COM INC                SPONSORED ADR    64110W102    16059   704350 SH       SOLE                   704350
NEWELL RUBBERMAID INC          COM              651229106     1958   113461 SH       SOLE                   113461
O REILLY AUTOMOTIVE INC        COM              686091109     5368   200613 SH       SOLE                   200613
PALM INC NEW                   COM              696643105     9735  1638852 SH       SOLE                  1638852
PULTE HOMES INC                COM              745867101     3810   272759 SH       SOLE                   272759
QUALCOMM INC                   COM              747525103    11419   265740 SH       SOLE                   265740
TEMPUR PEDIC INTL INC          COM              88023U101     1240   105463 SH       SOLE                   105463
TOLL BROTHERS INC              COM              889478103     5460   216426 SH       SOLE                   216426
WHIRLPOOL CORP                 COM              963320106     2615    32985 SH       SOLE                    32985